LICENSING AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
LICENSING AGREEMENTS
Schedule of licensing agreements
	Assets	Accumulated Amortization

Balances at December 31, 2020	$760,000	$(140,237)
Addition of new assets		-
Amortization	-	(92,084)
Balances at December 31, 2021	$760,000	$(232,321)

Schedule of future expected amortization
For the year ended December 31,

2022	92,085
2023	92,085
2024	92,085
2025	91,084
2026	60,388
Thereafter	100,000
Total	$527,677